Average Annual Total Returns - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	7.07%
5 Years	3.85%
10 Years	2.76%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.45%
5 Years	3.17%
10 Years	1.89%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.17%
5 Years	2.66%
10 Years	1.77%
Investor C Shares
Average Annual Return:
1 Year	9.64%
5 Years	3.94%
10 Years	2.59%
Institutional Shares
Average Annual Return:
1 Year	11.75%
5 Years	4.97%
10 Years	3.48%